Prepaid Expenses and Deposits - Schedule of Prepaid Expenses and Deposits (Details) $ in Thousands	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Current assets:
Prepaid referral fees	$ 9,513,671	$ 4,000,000	$ 31,200	$ 9,500,000	$ 74,200	$ 100,000	$ 770
Prepaid professional fees		20,000				20,000
Other prepaid expenses	12,375	16,500				19,020
Total prepaid expenses and deposits	9,808,097	4,057,519				144,768
Non-current assets:
Lease deposits	86,316	86,316				86,316
Total long-term prepaid expenses and deposits	$ 86,316	$ 86,316				$ 86,316